Prepaid expenses and deposits (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Research and development	$ 30,705	$ 308,502
Insurance	60,999	95,697
Other prepaids and deposits	63,709	67,938
Prepaid expenses and deposits	$ 155,413	$ 472,137